Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended	12 Months Ended
	Jul. 02, 2020	Apr. 03, 2020	Apr. 02, 2020	Apr. 01, 2020	Jan. 18, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 08, 2020
Subsequent Event [Line Items]
Ordinary shares, par value						$ 0.0001	$ 0.0001	$ 0.0001
Number of shares as consideration						150,000	150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of convertible preferred stock at $36.3520 per share (in shares )					28,895,338
VELODYNE LIDAR, INC AND SUBSIDIARIES
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock, net of issuance costs						$ 19,919	$ 49,790	$ 46,658
Ordinary shares, par value						$ 0.0001	$ 0.0001	$ 0.0001
VELODYNE LIDAR, INC AND SUBSIDIARIES | Paycheck Protection Program Loan
Subsequent Event [Line Items]
Loan proceeds amount									$ 10,000
Term of loan			2 years
Interest rate (as a percent)									1.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | Morgan Hill building
Subsequent Event [Line Items]
Purchase price		$ 13,200
VELODYNE LIDAR, INC AND SUBSIDIARIES | Series B-1 Preferred Stock
Subsequent Event [Line Items]
Issuance of convertible preferred stock at $36.3520 per share (in shares )				550,176
Issue price per share				$ 36.3520
Proceeds from issuance of preferred stock, net of issuance costs				$ 20,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Subsequent Event [Member] | Merger Agreement | Graf and Merger Sub
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.0001
Number of shares as consideration	143,575,763
Aggregate amount of common stock agreed to exchange in cash	$ 50,000
Number of additional shares entitled to receive	2,000,000
Minimum cash requirement	$ 200,000
Termination fee	58,900
VELODYNE LIDAR, INC AND SUBSIDIARIES | Subsequent Event [Member] | Morgan Hill building
Subsequent Event [Line Items]
Net proceeds from sale transaction	$ 12,300